UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2012

Date of reporting period: 06/30/2012

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2012 (Unaudited)	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Total Return Portfolio of Master Bond LLC	$2,864,263,765
Total Investments (Cost – $2,803,885,971) – 100.1%	2,864,263,765
Liabilities in Excess of Other Assets – (0.1)%	(4,166,908)
Net Assets – 100.0%	$2,860,096,857

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of June 30, 2012, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $2,864,263,765 and 86.1%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2012, the Fund’s investment in the Master Portfolio was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2012.

BLACKROCK BOND FUND, INC.	JUNE 30, 2012	1

Schedule of Investments June 30, 2012 (Unaudited)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC (a):
Series 2010-1A, Class A, 5.56%, 7/15/59	USD	8,328	$9,270,262
Series 2010-2A, Class A, 4.07%, 1/15/48		4,248	4,409,361
Series 2010-3A, Class A, 3.82%, 12/15/48		8,167	8,320,389
Series 2012-1A, Class A, 4.21%, 2/16/65		4,494	4,542,564
ACE Securities Corp. (b):
Series 2003-OP1, Class A2, 0.97%, 12/25/33		581	455,032
Series 2006-CW1, Class A2C, 0.39%, 7/25/36		1,680	985,013
AH Mortgage Advance Trust (a):
Series SART-1, Class A1R, 2.23%, 5/10/43		3,370	3,371,982
Series SART-3, Class 1A1, 2.98%, 3/13/43		5,685	5,728,845
AmeriCredit Automobile Receivables Trust:
Series 2011-5, Class C, 3.44%, 10/08/17		4,050	4,144,816
Series 2012-2, Class C, 2.64%, 10/10/17		3,080	3,136,352
Series 2012-2, Class D, 3.38%, 4/09/18		4,230	4,253,834
Series 2012-3, Class C, 2.42%, 5/08/18		2,880	2,879,712
Series 2012-3, Class D, 3.03%, 7/09/18		1,910	1,909,236
Bear Stearns Asset-Backed Securities Trust, Series 2006- HE10, Class 21A1, 0.32%, 12/25/36 (b)		2,239	2,106,121
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 6/17/14 (b)	GBP	3,400	5,436,625
Capital Trust Re CDO Ltd., Series 2006-4A, Class A1, 0.55%, 10/20/43 (a)(b)	USD	6,259	5,210,323
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		1,860	1,867,346
Series 2012-1, Class C, 2.20%, 10/16/17		1,150	1,159,989
Series 2012-1, Class D, 3.09%, 8/15/18		1,430	1,435,184
Chesapeake Funding LLC (a)(b):
Series 2012-1A, Class B, 1.84%, 11/07/23		2,630	2,630,000
Series 2012-1A, Class C, 2.24%, 11/07/23		1,690	1,689,831

Asset-Backed Securities	Par (000)		Value
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2, 0.87%, 9/25/33	USD	672	$583,786
Series 2004-5, Class A, 0.70%, 10/25/34		872	758,101
Series 2006-17, Class 2A2, 0.40%, 3/25/47		1,017	601,347
Series 2007-1, Class 2A1, 0.30%, 7/25/37		36	35,706
Series 2007-12, Class 2A1, 0.60%, 8/25/47		43	42,600
DT Auto Owner Trust (a):
Series 2011-2A, Class B, 2.12%, 2/16/16		3,899	3,901,698
Series 2011-3A, Class C, 4.03%, 2/15/17		2,460	2,496,654
Series 2012-1A, Class B, 2.26%, 10/16/17		2,700	2,700,211
Series 2012-1A, Class C, 3.38%, 10/16/17		1,780	1,780,305
Series 2012-1A, Class D, 4.94%, 7/16/18		3,885	3,890,536
Fannie Mae Mortgage-Backed Securities, Series 2003-W5, Class A, 0.47%, 4/25/33 (b)		10	9,623
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class D, 2.41%, 9/15/15 (a)		1,620	1,630,021
Series 2011-2, Class C, 2.37%, 9/15/15		3,860	3,865,992
Series 2011-2, Class D, 2.86%, 9/15/15		2,685	2,688,999
Series 2012-1, Class B, 1.14%, 1/15/16 (b)		1,670	1,669,984
Series 2012-1, Class C, 1.74%, 1/15/16 (b)		4,380	4,379,956
Series 2012-1, Class D, 2.34%, 1/15/16 (b)		4,100	4,099,957
Series 2012-2, Class C, 2.86%, 1/15/19		1,030	1,038,413
Series 2012-2, Class D, 3.50%, 1/15/19		1,820	1,834,501
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	909	1,154,255
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 0.32%, 3/25/36 (b)	USD	31	14,135
Highway BV, Series 2012-1, Class A, 1.48%, 3/26/24 (b)	EUR	2,700	3,424,365
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (b)	USD	71	69,435

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	1

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Hyundai Auto Receivables Trust, Series 2012-A, Class D, 2.61%, 5/15/18	USD	2,555	$2,571,903
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.55%, 12/25/34 (b)		820	702,017
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.58%, 8/23/27		6,505	6,153,266
Series 2008-3, Class A4, 2.12%, 11/25/24		5,600	5,817,783
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (b)		2,543	2,514,849
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.89%, 7/25/33 (b)		1,601	1,278,616
PFS Financing Corp., Series 2012- AA, Class A, 1.44%, 2/15/16 (a)(b)		4,400	4,416,053
RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (b)		5,858	4,261,226
Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.83%, 7/25/33 (b)		731	448,967
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16		5,779	5,737,491
Series 2011-S1A, Class C, 2.01%, 8/15/16		4,426	4,388,569
Series 2011-WO, Class C, 3.19%, 10/15/15		6,580	6,616,947
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C, 3.89%, 7/17/17		9,885	10,239,921
Series 2011-1, Class D, 4.01%, 2/15/17		8,000	8,150,849
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		4,637	4,626,891
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		3,509	3,518,669
Series 2012-1, Class B, 2.72%, 5/16/16		2,260	2,296,901
Series 2012-1, Class C, 3.78%, 11/15/17		3,045	3,133,364
Series 2012-2, Class C, 3.20%, 2/15/18		6,490	6,558,501
Series 2012-2, Class D, 3.87%, 2/15/18		4,020	4,060,199
Series 2012-3, Class B, 1.94%, 12/15/16		6,245	6,247,995
Series 2012-3, Class C, 3.01%, 4/16/18		8,515	8,527,881
Series 2012-3, Class D, 3.64%, 5/15/18		7,005	7,026,983

Asset-Backed Securities	Par (000)		Value
Santander Drive Auto Receivables Trust (concluded):
Series 2012-4, Class C, 2.94%, 12/15/17	USD	4,600	$4,598,885
Series 2012-4, Class D, 3.50%, 6/15/18		6,210	6,208,997
Scholar Funding Trust, Series 2011-A, Class A, 1.37%, 10/28/43 (a)(b)		5,756	5,635,466
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		5,765	5,576,391
Series 2008-5, Class A4, 2.17%, 7/25/23 (b)		4,690	4,877,427
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		3,190	3,383,898
Series 2012-A, Class A1, 1.64%, 8/15/25 (a)(b)		3,100	3,122,889
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		2,750	2,844,626
Series 2012-C, Class A1, 1.34%, 8/15/23 (a)(b)		6,555	6,560,178
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,125	10,189,556
Small Business Administration:
Series 2002-P10B, Class 1, 5.20%, 8/10/12		64	64,290
Series 2003-P10A, Class 1, 4.52%, 2/10/13		6	6,423
Series 2004-P10A, Class 1, 4.50%, 2/10/14		192	197,745
Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A2, 0.36%, 10/25/36 (b)		54	53,438
Structured Asset Securities Corp.:
Series 2003-AL2, Class A, 3.36%, 1/25/31 (a)		1,274	1,170,975
Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (b)		2,122	1,538,940
Series 2005-GEL2, Class A, 0.53%, 4/25/35 (b)		652	578,294
Series 2006-BC6, Class A2, 0.33%, 1/25/37 (b)		867	865,440
Series 2007-BC1, Class A2, 0.30%, 2/25/37 (b)		274	267,879
Total Asset-Backed Securities – 8.5%			284,650,975

Corporate Bonds
Aerospace & Defense — 0.1%
United Technologies Corp.:
3.10%, 6/01/22		1,500	1,571,793
4.50%, 6/01/42		1,340	1,471,863
			3,043,656

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	2

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Air Freight & Logistics — 0.1%
PostNL NV, 5.38%, 11/14/17	EUR	2,966	$4,103,568
Auto Components — 0.2%
BorgWarner, Inc., 4.63%, 9/15/20	USD	2,925	3,185,807
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	1,098	1,748,008
			4,933,815
Beverages — 0.0%
Refresco Group BV, 7.38%, 5/15/18	EUR	379	447,250
Capital Markets — 0.3%
Credit Suisse AG, 5.40%, 1/14/20	USD	460	478,431
The Goldman Sachs Group, Inc., 5.75%, 1/24/22		10,130	10,693,269
			11,171,700
Chemicals — 0.3%
The Dow Chemical Co., 4.13%, 11/15/21		3,570	3,829,193
Ineos Finance Plc, 7.50%, 5/01/20 (a)		565	569,237
LyondellBasell Industries NV, 5.75%, 4/15/24 (a)		5,000	5,350,000
			9,748,430
Commercial Banks — 4.1%
Banco Santander SA:
3.25%, 2/17/15	EUR	2,400	2,896,345
3.63%, 4/06/17		1,100	1,275,457
4.13%, 1/09/17		1,400	1,669,057
Bank of India, 6.25%, 2/16/21	USD	4,670	4,646,869
Bank of Scotland Plc, 5.25%, 2/21/17 (a)		5,245	5,770,177
Caisse Centrale Desjardins du Quebec (a):
2.55%, 3/24/16		6,965	7,330,342
1.60%, 3/06/17		3,615	3,655,524
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (a)		5,910	6,215,778
CIT Group, Inc., 7.00%, 5/02/17 (a)		303	303,858
Commerzbank AG, 6.38%, 3/22/19	EUR	1,250	1,360,412
Discover Bank:
8.70%, 11/18/19	USD	1,980	2,459,948
7.00%, 4/15/20		5,720	6,657,342
Eksportfinans ASA:
5.50%, 5/25/16		1,310	1,287,265
5.50%, 6/26/17		275	267,037
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		15,610	15,844,150
HSBC Bank Plc, 3.10%, 5/24/16 (a)		7,630	7,878,761
HSBC Holdings Plc, 6.10%, 1/14/42		3,120	3,820,986

Corporate Bonds	Par (000)		Value
Commercial Banks (concluded)
ICICI Bank Ltd., 4.75%, 11/25/16 (a)	USD	6,450	$6,392,079
ING Bank NV, 1.14%, 5/23/16 (b)		600	534,000
Lloyds TSB Bank Plc:
11.88%, 12/16/21 (b)	EUR	3,497	4,834,805
5.13%, 3/07/25	GBP	4,050	6,968,203
6.50%, 9/17/40		350	551,756
National Agricultural Cooperative Federation, 3.50%, 2/08/17 (a)	USD	8,300	8,502,072
Oversea-Chinese Banking Corp. Ltd., 3.75%, 11/15/22 (b)		10,000	10,048,530
Sparebank 1 Boligkreditt AS, 2.30%, 6/30/17 (a)		8,220	8,255,675
The Toronto-Dominion Bank, 1.63%, 9/14/16 (a)		5,650	5,754,841
Wells Fargo & Co., 3.50%, 3/08/22		10,035	10,325,644
			135,506,913
Commercial Services & Supplies — 0.1%
EC Finance Plc, 9.75%, 8/01/17	EUR	840	1,020,499
Verisure Holding AB, 8.75%, 9/01/18		1,101	1,337,582
			2,358,081
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	USD	7,960	8,024,587
6.63%, 8/15/17		3,018	3,432,897
SLM Corp.:
6.25%, 1/25/16		7,120	7,476,000
6.00%, 1/25/17		5,000	5,165,130
Series A, 0.77%, 1/27/14 (b)		35	33,434
			24,132,048
Containers & Packaging — 0.0%
GCL Holdings SCA, 9.38%, 4/15/18	EUR	906	1,060,552
Diversified Financial Services — 3.8%
Ayt Cedulas Cajas Global:
4.00%, 3/21/17		1,100	1,197,858
Series 2, 3.50%, 3/14/16		800	858,211
Series 8, 4.25%, 6/14/18		200	207,659
AyT Cedulas Cajas VIII Fondo de Titulizacion de Activos, Series VIII, 4.25%, 11/18/19		300	291,647
AyT Cedulas Cajas X Fondo de Titulizacion, Series X, 3.75%, 6/30/25		2,900	2,002,764
Bank of America Corp.:
3.88%, 3/22/17	USD	5,130	5,225,916
7.63%, 6/01/19		3,000	3,527,643
5.70%, 1/24/22		12,500	13,766,175

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	3

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Cedulas TDA 6 Fondo de Titulizacion de Activos:
3.88%, 5/23/25	EUR	900	$635,593
4.25%, 4/10/31		1,700	1,113,297
Cedulas TDA 7 Fondo de Titulizacion de Activos, Series 7, 3.50%, 6/20/17		100	104,282
Citigroup, Inc.:
4.59%, 12/15/15	USD	23,100	24,164,355
4.45%, 1/10/17		1,900	1,991,662
Gala Group Finance Plc, 8.88%, 9/01/18	GBP	792	1,072,939
HLP Finance Ltd., 4.75%, 6/25/22	USD	7,250	7,371,800
JPMorgan Chase Bank NA, Series BKNT:
6.00%, 7/05/17		13,805	15,394,963
6.00%, 10/01/17		13,350	14,946,954
Reynolds Group Issuer, Inc. (a):
7.88%, 8/15/19		6,190	6,700,675
6.88%, 2/15/21		3,120	3,244,800
Tiers Trust, Series 2012-1, 2.22%, 5/12/14 (a)(b)		17,796	17,796,000
TMX Finance LLC, 13.25%, 7/15/15		4,000	4,420,000
			126,035,193
Diversified Telecommunication Services — 0.6%
AT&T, Inc.:
5.35%, 9/01/40		4,235	4,860,353
4.88%, 6/01/44	GBP	2,050	3,335,650
Level 3 Financing, Inc., 8.13%, 7/01/19	USD	4,474	4,591,443
Telefonica Emisiones SAU, 5.60%, 3/12/20	GBP	500	674,419
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	5,110	5,440,453
6.40%, 2/15/38		1,878	2,438,718
			21,341,036
Electric Utilities — 2.6%
Alabama Power Co., 3.95%, 6/01/21		5,015	5,483,246
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		1,199	1,602,368
5.95%, 12/15/36		2,175	2,458,938
Duke Energy Carolinas LLC, 4.25%, 12/15/41		3,915	4,220,417
Florida Power & Light Co., 5.95%, 2/01/38		3,645	4,842,269
Florida Power Corp., 6.40%, 6/15/38		2,646	3,608,699
Georgia Power Co., 3.00%, 4/15/16		8,985	9,607,678
Hydro-Quebec:
8.40%, 1/15/22		8,220	11,892,030
8.05%, 7/07/24		21,145	31,277,282

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Jersey Central Power & Light Co., 7.35%, 2/01/19	USD	2,730	$3,459,601
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		2,825	3,725,364
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		2,815	2,956,364
			85,134,256
Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)(c)		1,050	1,002,750
Ensco Plc:
3.25%, 3/15/16		1,880	1,974,158
4.70%, 3/15/21		3,915	4,264,371
Frac Tech Services LLC, 8.13%, 11/15/18 (a)		2,407	2,425,052
MEG Energy Corp., 6.50%, 3/15/21 (a)		4,100	4,187,125
Peabody Energy Corp., 6.25%, 11/15/21 (a)		4,540	4,494,600
Pride International, Inc., 6.88%, 8/15/20		2,650	3,251,473
Transocean, Inc.:
5.05%, 12/15/16		8,125	8,812,732
6.00%, 3/15/18		5,520	6,165,868
6.50%, 11/15/20		11,514	13,060,204
			49,638,333
Food & Staples Retailing — 0.1%
Bakkavor Finance 2 Plc, 8.25%, 2/15/18	GBP	320	429,752
Wal-Mart Stores, Inc., 5.63%, 4/01/40	USD	2,343	3,025,619
			3,455,371
Food Products — 0.6%
Kraft Foods Group, Inc. (a):
3.50%, 6/06/22		4,362	4,476,119
5.00%, 6/04/42		1,115	1,180,089
Kraft Foods, Inc.:
6.50%, 8/11/17		6,049	7,339,173
6.50%, 2/09/40		4,500	5,780,655
			18,776,036
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		13,154	14,732,441
Elli Finance UK Plc, 8.75%, 6/15/19	GBP	1,810	2,838,427
			17,570,868
Health Care Providers & Services — 0.5%
Crown Newco 3 Plc, 7.00%, 2/15/18		1,225	1,851,386
HCA, Inc.:
6.50%, 2/15/20	USD	1,833	1,986,514

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	4

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
HCA, Inc. (concluded):
7.25%, 9/15/20	USD	3,925	$4,317,500
Tenet Healthcare Corp.:
10.00%, 5/01/18		147	168,315
6.25%, 11/01/18		4,905	5,187,037
8.88%, 7/01/19		2,660	2,985,850
UnitedHealth Group, Inc., 3.38%, 11/15/21		1,630	1,714,299
			18,210,901
Hotels, Restaurants & Leisure — 0.6%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	318	325,967
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	500	606,884
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	1,170	1,469,825
MGM Resorts International:
10.38%, 5/15/14	USD	4,020	4,532,550
11.13%, 11/15/17		4,954	5,560,865
Punch Taverns Finance Plc, Series A1R, 7.27%, 4/15/22	GBP	760	1,074,223
Wyndham Worldwide Corp., 4.25%, 3/01/22	USD	6,430	6,474,631
			20,044,945
Household Durables — 0.0%
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	1,165	1,433,763
Independent Power Producers & Energy Traders — 0.4%
Constellation Energy Group Inc., 5.15%, 12/01/20	USD	670	741,650
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		7,690	8,362,875
Exelon Generation Co. LLC, 4.25%, 6/15/22 (a)		1,946	1,952,243
Laredo Petroleum, Inc.:
9.50%, 2/15/19		1,925	2,146,375
7.38%, 5/01/22 (a)		655	681,200
			13,884,343
Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%, 12/01/15 (a)		2,500	2,637,500
Insurance — 4.0%
Achmea BV, 5.13%, 6/29/49 (b)	EUR	1,110	1,049,782
Allianz Finance II BV, 5.75%, 7/08/41 (b)		4,400	5,015,119
American International Group, Inc.:
3.80%, 3/22/17	USD	8,028	8,183,663
5.45%, 5/18/17		4,150	4,505,178
4.88%, 6/01/22		8,719	8,921,473
8.18%, 5/15/58 (b)		1,970	2,137,450

Corporate Bonds	Par (000)		Value
Insurance (concluded)
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)	USD	2,559	$2,505,110
Fidelity International Ltd., 7.13%, 2/13/24	GBP	5,250	8,482,775
Hartford Financial Services Group, Inc., 6.00%, 1/15/19	USD	3,450	3,695,561
Hartford Life Global Funding Trusts, 0.65%, 6/16/14 (b)		13,275	13,031,590
ING Verzekeringen NV, 2.51%, 6/21/21 (b)	EUR	2,880	3,415,390
Lincoln National Corp., 7.00%, 6/15/40	USD	2,860	3,373,358
Manulife Financial Corp., 3.40%, 9/17/15		12,215	12,553,038
Metropolitan Life Global Funding I (a):
2.88%, 9/17/12		8,375	8,410,091
2.50%, 1/11/13		24,245	24,471,812
5.13%, 6/10/14		1,600	1,715,782
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	2,700	3,347,862
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	10,790	11,616,643
7.38%, 6/15/19		3,690	4,503,567
5.38%, 6/21/20		2,085	2,307,230
			133,242,474
IT Services — 0.1%
First Data Corp. (a):
7.38%, 6/15/19		2,290	2,335,800
8.25%, 1/15/21		265	265,000
			2,600,800
Machinery — 0.3%
Joy Global, Inc., 5.13%, 10/15/21		2,240	2,459,081
UR Merger Sub Corp. (a):
5.75%, 7/15/18		753	783,120
7.38%, 5/15/20		4,565	4,770,425
7.63%, 4/15/22		1,874	1,963,015
			9,975,641
Media — 3.2%
CBS Corp.:
4.63%, 5/15/18		1,785	1,947,701
8.88%, 5/15/19		3,440	4,549,008
5.75%, 4/15/20		2,820	3,279,880
CCH II LLC, 13.50%, 11/30/16		6,675	7,442,625
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		1,854	2,016,225
Series B, 9.25%, 12/15/17		6,242	6,803,780
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,225	3,238,973
Comcast Corp.:
5.88%, 2/15/18		6,350	7,508,729
6.45%, 3/15/37		3,686	4,482,537
4.65%, 7/15/42		5,719	5,721,619

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	5

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Cox Communications, Inc., 8.38%, 3/01/39 (a)	USD	6,180	$8,697,065
CSC Holdings LLC, 8.50%, 4/15/14		2,742	3,016,200
DIRECTV Holdings LLC:
6.38%, 3/01/41		4,422	5,062,920
5.15%, 3/15/42		2,033	2,046,111
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		4,072	4,275,600
NBC Universal Media LLC, 5.15%, 4/30/20		3,508	4,027,433
The New York Times Co., 6.63%, 12/15/16		4,100	4,264,000
News America, Inc., 6.40%, 12/15/35		315	363,186
Time Warner Cable, Inc.:
5.88%, 11/15/40		5,025	5,623,910
5.50%, 9/01/41		4,990	5,429,569
Time Warner, Inc., 4.70%, 1/15/21		2,080	2,317,798
Unitymedia Hessen GmbH & Co. KG, 8.13%, 12/01/17 (a)		5,000	5,375,000
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		3,740	4,067,250
5.25%, 1/15/21		4,870	5,395,161
			106,952,280
Metals & Mining — 0.7%
Cliffs Natural Resources, Inc., 6.25%, 10/01/40		1,530	1,502,553
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	1,723	2,153,199
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	USD	4,920	4,840,680
New Gold, Inc., 7.00%, 4/15/20 (a)		690	710,700
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		3,460	3,550,496
Novelis, Inc., 8.75%, 12/15/20		6,865	7,397,038
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	2,060	2,382,081
			22,536,747
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%, 8/15/16	USD	6,345	6,465,777
Multiline Retail — 0.8%
Dollar General Corp., 11.88%, 7/15/17 (b)(d)		6,985	7,412,901
Macy’s Retail Holdings, Inc.:
5.90%, 12/01/16		9,259	10,672,479
7.45%, 7/15/17		6,220	7,573,808
			25,659,188

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels — 5.3%
Boston Gas Co., 4.49%, 2/15/42 (a)	USD	2,575	$2,718,863
BP Capital Markets Plc, 3.13%, 10/01/15		23,849	25,354,587
Consol Energy, Inc., 8.25%, 4/01/20		624	655,200
El Paso Corp., 7.75%, 1/15/32		2,000	2,248,700
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		6,445	7,479,919
Energy Transfer Partners LP, 6.50%, 2/01/42		5,485	5,877,945
Enterprise Products Operating LLC:
6.13%, 10/15/39		4,600	5,210,986
Series L, 6.30%, 9/15/17		6,350	7,579,455
EP Energy LLC / EP Energy Finance, Inc., 6.88%, 5/01/19 (a)		1,260	1,316,700
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		2,780	3,550,558
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		2,900	3,362,866
6.55%, 9/15/40		1,245	1,419,903
6.38%, 3/01/41		1,760	2,006,620
Linn Energy LLC, 6.25%, 11/01/19 (a)		6,000	5,880,000
Marathon Petroleum Corp., 6.50%, 3/01/41		8,300	9,432,601
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		7,150	8,868,438
6.50%, 9/15/37		25	32,912
Nexen, Inc.:
6.40%, 5/15/37		4,050	4,291,708
7.50%, 7/30/39		1,645	1,917,229
OGX Petroleo e Gas Participacoes SA (a):
8.50%, 6/01/18 (c)		3,655	3,252,950
8.38%, 4/01/22		2,555	2,203,688
Petrobras International Finance Co.:
3.88%, 1/27/16		15,335	15,832,467
5.75%, 1/20/20		15,835	17,321,558
Phillips 66, 2.95%, 5/01/17 (a)		6,600	6,781,949
Pioneer Natural Resources Co., 6.88%, 5/01/18		2,900	3,412,822
Range Resources Corp.:
7.25%, 5/01/18		7,335	7,775,100
5.75%, 6/01/21		2,235	2,335,575
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		4,117	3,962,613
Valero Energy Corp., 6.63%, 6/15/37		3,900	4,373,019
Western Gas Partners LP:
5.38%, 6/01/21		7,087	7,844,529
4.00%, 7/01/22		2,920	2,920,000
			177,221,460

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	6

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 0.3%
International Paper Co.:
4.75%, 2/15/22	USD	5,855	$6,390,955
6.00%, 11/15/41		4,420	4,983,196
			11,374,151
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21		2,120	2,229,769
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC, 3.00%, 6/15/15		4,610	4,851,532
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21		5,000	5,258,890
			12,340,191
Real Estate Investment Trusts (REITs) — 0.6%
ERP Operating LP, 4.63%, 12/15/21		5,085	5,523,190
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		3,040	3,158,067
Vornado Realty LP, 5.00%, 1/15/22		12,075	12,768,552
			21,449,809
Real Estate Management & Development — 0.4%
China Resources Land, Ltd., 4.63%, 5/19/16		3,000	3,046,344
IVG Immobilien AG, 8.00% (b)(e)	EUR	1,100	515,058
Realogy Corp., 7.88%, 2/15/19 (a)(c)	USD	4,210	4,115,275
The Unique Pub Finance Co. Plc, Series A4, 5.66%, 6/30/27	GBP	4,712	5,387,184
			13,063,861
Software — 0.2%
BMC Software, Inc., 4.25%, 2/15/22	USD	1,360	1,361,010
Oracle Corp., 5.38%, 7/15/40		4,500	5,513,535
			6,874,545
Specialty Retail — 0.2%
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	944	1,297,337
Phones4u Finance Plc, 9.50%, 4/01/18		990	1,403,193
QVC, Inc., 7.50%, 10/01/19 (a)	USD	4,225	4,689,750
			7,390,280
Thrifts & Mortgage Finance — 0.2%
Nationwide Building Society, 6.75%, 7/22/20	EUR	545	649,115
Northern Rock Asset Management Plc, 5.63%, 6/22/17 (a)	USD	4,145	4,489,761
			5,138,876

Corporate Bonds	Par (000)		Value
Transportation Infrastructure — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.13%, 5/11/15 (a)	USD	6,200	$6,237,076
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 2.38%, 9/08/16		8,025	8,232,855
Cricket Communications, Inc., 7.75%, 5/15/16		3,869	4,105,976
Crown Castle Towers LLC, 6.11%, 1/15/20 (a)		16,500	19,100,664
Matterhorn Mobile Holdings SA, 8.25%, 2/15/20	EUR	663	860,002
Matterhorn Mobile SA, 6.75%, 5/15/19	CHF	1,850	2,007,586
MetroPCS Wireless, Inc., 7.88%, 9/01/18	USD	282	292,575
SBA Tower Trust, 5.10%, 4/17/17 (a)		3,700	4,053,383
Sprint Capital Corp., 6.88%, 11/15/28		2,003	1,612,415
Sprint Nextel Corp., 9.00%, 11/15/18 (a)		10,660	11,912,550
			52,178,006
Total Corporate Bonds – 35.9%			1,195,369,720

Floating Rate Loan Interests (b)
Capital Markets — 0.1%
Nuveen Investments, Inc., Extended Term Loan, 5.96% - 5.97%, 5/12/17		3,000	2,949,000
Chemicals — 0.1%
Styron Sarl LLC, Term Loan B, 6.00% - 6.75%, 8/02/17		2,949	2,758,928
Consumer Finance — 0.1%
Springleaf Finance Corp., Term Loan, 5.50%, 5/10/17		4,000	3,762,160
Diversified Financial Services — 0.1%
Reynolds Group Holdings, Inc., Term Loan C, 6.50%, 8/09/18		2,454	2,471,742
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., Term Loan B2, 5.75%, 9/03/18		8,000	7,992,480
Energy Equipment & Services — 0.3%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		2,700	2,759,883

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	7

Schedule of Investments (continued)	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Energy Equipment & Services (concluded)
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16	USD	4,942	$5,122,025
			7,881,908
Food Products — 0.1%
Advance Pierre Foods, Term Loan (First Lien), 7.00% - 7.50%, 9/30/16		1,975	1,980,704
Del Monte Corp., Term Loan, 4.50%, 3/08/18		2,397	2,359,459
			4,340,163
Health Care Providers & Services — 0.2%
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		5,920	5,523,418
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc., Term Loan B1, 3.25%, 1/28/15		10,000	9,316,700
Industrial Conglomerates — 0.0%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		672	671,068
IT Services — 0.2%
First Data Corp.:
Extended Term Loan B, 4.25%, 3/23/18		6,090	5,577,610
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		542	521,062
			6,098,672
Machinery — 0.0%
Terex Corp., Term Loan B, 5.50%, 4/28/17		993	994,366
Media — 0.4%
Intelsat Jackson Holdings SA(FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		12,548	12,519,514
UPC Financing Partnership, Term Loan, 4.75%, 12/29/17		1,152	1,141,102
			13,660,616
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp., Term Loan, 8.50%, 12/01/17		3,260	3,231,117
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		10,820	10,819,892
			14,051,009
Pharmaceuticals — 0.0%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		995	998,731

Floating Rate Loan Interests (b)	Par (000)		Value
Professional Services — 0.0%
Emdeon, Inc., Term Loan B1, 5.00%, 11/02/18	USD	931	$929,775
Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		861	858,349
Real Estate Management & Development — 0.1%
Realogy Corp.:
Extended Letter of Credit, 4.49%, 10/10/16		215	202,340
Extended Term Loan, 4.49%, 10/10/16		2,742	2,585,883
			2,788,223
Wireless Telecommunication Services — 0.2%
Vodafone Americas Finance 2, Inc., Term Loan B, 6.25%, 7/11/16		7,219	7,290,938
Total Floating Rate Loan Interests – 2.9%			95,338,246

Foreign Agency Obligations
Autonomous Community of Madrid Spain:
3.00%, 11/05/13	CHF	1,080	1,033,746
3.00%, 7/29/14		260	231,881
Autonomous Community of Valencia Spain:
2.13%, 2/22/13		1,370	1,340,252
4.75%, 3/20/14	EUR	340	368,013
Brazilian Government International Bond, 7.13%, 1/20/37	USD	1,725	2,488,313
Bundesschatzanweisungen, 1.00%, 12/14/12	EUR	1,900	2,414,307
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23		34,188	43,714,528
Hellenic Republic Government Bond, 0.00%, 10/15/42 (b)		274	1,179
Italy Buoni Poliennali Del Tesoro, 4.75%, 6/01/17		13,200	16,383,260
Mexico Government International Bond:
5.63%, 1/15/17	USD	3,840	4,468,800
5.13%, 1/15/20		8,275	9,702,437
Netherlands Government Bond, 4.50%, 7/15/17 (a)	EUR	12,950	18,972,636
Peruvian Government International Bond, 6.55%, 3/14/37	USD	1,000	1,361,000
Poland Government International Bond:
6.38%, 7/15/19		1,280	1,507,635
5.13%, 4/21/21		4,130	4,565,715
Province of Manitoba Canada, 1.75%, 5/30/19		3,675	3,693,592
Russian Foreign Bond Eurobond, 7.50%, 3/31/30		13,906	16,695,855

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	8

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
South Africa Government International Bond, 5.50%, 3/09/20	USD	3,165	$3,647,662
Spain Government Bond, 4.10%, 7/30/18	EUR	1,680	1,921,089
Turkey Government International Bond:
7.00%, 3/11/19	USD	2,670	3,103,875
5.63%, 3/30/21		3,870	4,223,137
6.25%, 9/26/22		2,760	3,125,700
Total Foreign Agency Obligations – 4.4%			144,964,612

Investment Companies	Shares
Diversified Financial Services — 0.4%
iShares JPMorgan USD Emerging Markets Bond Fund (f)		114,500	13,135,440

Non-Agency Mortgage-Backed Securities	Par (000)
Collateralized Mortgage Obligations — 4.7%
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.25%, 12/25/35 (a)(b)(f)	USD	9	8,679
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		283	270,516
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		10	11,547
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A17, 6.00%, 6/25/35		15,204	13,815,358
Series 2006-43CB, Class 1A10, 6.00%, 2/25/37		6,640	4,495,109
Series 2006-J4, Class 2A8, 6.00%, 7/25/36		12,613	8,767,288
Series 2006-OA10, Class 1A1, 1.03%, 8/25/46 (b)		2,477	1,352,667
Series 2006-OA21, Class A1, 0.43%, 3/20/47 (b)		23,871	12,198,316
Countrywide Home Loan Mortgage Pass- Through Trust (b):
Series 2004-29, Class1A1, 0.79%, 2/25/35		902	754,929

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass- Through Trust (b) (concluded):
Series 2006-OA5, Class 2A1, 0.45%, 4/25/46	USD	4,019	$2,137,043
Series 2006-OA5, Class 3A1, 0.45%, 4/25/46		5,906	3,576,529
Credit Suisse Mortgage Capital Certificates (a)(b):
Series 2010-20R, Class 9A1, 3.08%, 1/27/36		7,968	7,685,881
Series 2011-2R, Class 1A1, 2.77%, 3/27/37		5,471	5,158,843
Series 2011-2R, Class 2A1, 2.62%, 7/27/36		14,838	14,226,183
Series 2011-5R, Class 3A1, 5.66%, 9/27/47		6,917	6,644,678
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-1, Class 1A3B, 0.39%, 8/25/37 (b)		27,690	17,133,996
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 2.63%, 8/25/35 (b)		2,119	1,818,419
Fosse Master Issuer Plc (b):
Series 2010-3, Class A2, 2.64%, 10/18/54	GBP	1,900	2,993,074
Series 2012-1A, Class 2A2, 1.73%, 10/18/54 (a)	USD	3,645	3,645,000
Gemgarto, Series 2012-1, Class A1, 2.95%, 5/14/45 (b)	GBP	1,890	2,960,026
Gosforth Funding Plc, Series 2012- 1, Class A, 0.00%, 12/19/47 (b)(g)		3,417	5,351,538
GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.86%, 4/25/35 (b)	USD	5,965	5,382,223
Homebanc Mortgage Trust (b):
Series 2005-4, Class A1, 0.52%, 10/25/35		24,002	16,722,351
Series 2006-2, Class A1, 0.43%, 12/25/36		6,942	4,538,467
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.05%, 11/25/34 (b)		1,044	995,938
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 6/25/21		4,244	4,021,603
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		1,223	1,149,622
Leofric Plc, Series 2012-1, Class A, 2.80%, 5/26/50 (b)	GBP	2,337	3,668,062
Permanent Master Issuer Plc, Series 2010-1X, Class 2A1, 2.32%, 7/15/42 (b)		3,000	4,681,572

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	9

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.92%, 5/25/47 (b)	USD	36	$23,183
			156,188,640
Commercial Mortgage-Backed Securities — 8.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 1.99%, 11/15/15 (a)(b)		11,593	10,984,616
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2005-3, Class A3A, 4.62%, 7/10/43		850	860,108
Series 2007-3, Class A4, 5.66%, 6/10/49 (b)		2,730	3,084,264
Bear Stearns Commercial Mortgage Securities (b):
Series 2005-PW10, Class AM, 5.45%, 12/11/40		1,350	1,410,325
Series 2006-PW11, Class A4, 5.45%, 3/11/39		175	196,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		1,605	1,631,380
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		4,730	5,256,108
CS First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%, 4/15/37		5	4,693
Series 2003-C3, Class A5, 3.94%, 5/15/38		3,325	3,374,385
Series 2003-CPN1, Class A2, 4.60%, 3/15/35		783	792,806
DBRR Trust, Series 2011-C32, Class A3A, 5.74%, 6/17/49 (a)(b)		3,800	4,279,260
Extended Stay America Trust, Series 2010-ESHA (a):
Class C, 4.86%, 11/05/27		1,935	1,956,242
Class D, 5.50%, 11/05/27		2,510	2,533,343
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2, 5.42%, 12/10/49		27,891	27,861,028
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2, 5.46%, 5/10/40 (b)		2,775	2,885,725
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG3, Class A3, 4.57%, 8/10/42		2,339	2,367,509

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corp. (concluded):
Series 2006-GG7, Class AJ, 5.87%, 7/10/38 (b)	USD	3,370	$2,991,279
GS Mortgage Securities Corp. II:
Series 2005-GG4, Class A4, 4.76%, 7/10/39		13,351	14,383,700
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		3,000	3,101,211
JPMorgan Chase Commercial Mortgage Securities Corp. (b):
Series 2006-CB14, Class AM, 5.45%, 12/12/44		3,735	3,798,260
Series 2007-CB19, Class AM, 5.73%, 2/12/49		2,000	2,013,360
Series 2007-LD11, Class A2, 5.80%, 6/15/49		23,819	23,855,323
Series 2008-C2, Class ASB, 6.13%, 2/12/51		2,595	2,767,811
LB-UBS Commercial Mortgage Trust (b):
Series 2003-C7, Class A3, 4.56%, 9/15/27		191	191,764
Series 2007-C6, Class A4, 5.86%, 7/15/40		5,255	6,001,546
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)		7,190	7,679,323
Merrill Lynch/Countrywide Commercial Mortgage Trust:
Series 2006-2, Class A2, 5.88%, 6/12/46 (b)		4,421	4,485,893
Series 2007-9, Class ASB, 5.64%, 9/12/49		25,000	26,334,200
Morgan Stanley Capital I:
Series 1998-WF2, Class G, 6.34%, 7/15/30 (a)(b)		5,026	5,248,712
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		8,900	9,352,058
Series 2007-HQ11, Class A2, 5.36%, 2/12/44		9,018	9,004,413
Series 2007-HQ12, Class A2FX, 5.60%, 4/12/49 (b)		991	1,043,150
Series 2007-HQ13, Class A1, 5.36%, 12/15/44		31	30,505
Series 2007-XLC1, Class A2, 0.56%, 7/17/17		5,214	4,888,550
Series 2012-C4, Class C, 5.53%, 3/15/45 (a)(b)		6,100	6,028,807
Series 2012-C4, Class D, 5.53%, 3/15/45 (a)(b)		6,500	5,561,270
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		6,827	6,846,215
Morgan Stanley Reremic Trust (a):
Series 2009-GG10, Class A4A, 5.79%, 8/12/45 (b)		5,375	6,091,031

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	10

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Reremic Trust (a) (concluded):
Series 2009-IO, Class B, 7.74%, 7/17/56 (h)	USD	6,500	$5,655,000
Series 2011-IO, Class A, 2.50%, 3/23/51		3,163	3,187,430
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.90%, 2/16/51 (a)(b)		15,388	17,164,914
Titan Europe Plc, Series 2006- 4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	1,706	2,671,951
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.53%, 5/10/63	USD	2,860	2,905,031
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48		4,581	4,574,582
Series 2007-C33, Class A4, 5.90%, 2/15/51 (b)		9,310	10,433,037
WaMu Commercial Mortgage Securities Trust, Series 2005- C1A, Class X, 1.29%, 5/25/36 (a)(b)		2,996	48,666
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.56%, 4/15/45 (a)(b)		7,000	5,769,771
			273,587,211
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Commercial Mortgage Pass - Through Certificates, Series 2012-CR1, Class XA, 2.27%, 5/15/45 (b)		44,210	6,103,942
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA, 2.07%, 6/16/45 (b)		21,130	2,414,652
Morgan Stanley Capital I, Inc., Series 2012-C4, Class XA, 2.71%, 3/15/45 (a)(b)		42,131	6,340,639
			14,859,233
Total Non-Agency Mortgage-Backed Securities – 13.4%			444,635,084

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.47%, 6/01/37 (b)		770	555,843

Capital Trusts	Par (000)		Value
Commercial Banks — 0.2%
Fifth Third Capital Trust IV, 6.50%, 4/15/67 (b)	USD	5,410	$5,376,187
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		2,060	2,059,990
			7,436,177
Consumer Finance — 0.3%
Capital One Capital V, 10.25%, 8/15/39		2,150	2,193,000
Capital One Capital VI, 8.88%, 5/15/40		6,845	6,956,231
			9,149,231
Insurance — 0.6%
Lincoln National Corp., 6.05%, 4/20/67 (b)		3,110	2,845,650
MetLife Capital Trust IV, 7.88%, 12/15/37 (a)		6,045	6,709,950
Swiss Re Capital I LP, 6.85% (a)(b)(e)		6,125	5,642,491
XL Group Plc, Series E, 6.50% (b)(e)		5,290	4,298,125
			19,496,216
Total Capital Trusts – 1.1%			36,637,467

Preferred Stocks	Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 8.25%, Series S I		110,000	179,300
Freddie Mac, 8.38%, Series Z I		120,000	260,400
Total Preferred Stocks – 0.0%			439,700

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)(i)		149,440	4,028,366
Total Trust Preferreds – 0.1%			4,028,366
Total Preferred Securities – 1.2%			41,105,533

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	11

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Second General Resolution, Series EE:
5.38%, 6/15/43	USD	4,410	$5,063,165
5.50%, 6/15/43		5,285	6,141,434
Total Taxable Municipal Bonds – 0.3%			11,204,599

US Government Sponsored Agency Securities
Agency Obligations — 1.5%
Fannie Mae:
1.75%, 5/07/13 (c)		3,450	3,491,997
1.30%, 5/10/17		3,290	3,306,621
2.91%, 10/09/19 (h)(j)		13,295	10,776,541
6.63%, 11/15/30 (j)		1,450	2,199,859
Freddie Mac:
2.13%, 9/21/12 (j)		4,500	4,519,490
2.50%, 4/23/14 (c)		6,100	6,337,564
4.38%, 7/17/15 (c)		7,950	8,866,357
4.88%, 6/13/18 (j)		4,300	5,207,644
3.75%, 3/27/19 (k)		3,650	4,215,863
			48,921,936
Collateralized Mortgage Obligations — 1.0%
Fannie Mae Mortgage-Backed Securities:
Series 2005-48, Class AR, 5.50%, 2/25/35		39	42,982
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		4,552	5,169,857
Series 2825, Class VP, 5.50%, 6/15/15		761	801,539
FHLMC Multifamily Structured Pass- Through Certificates:
Series K013, Class A2, 3.97%, 1/25/21 (b)		4,060	4,553,335
Series K017, Class A2, 2.87%, 12/25/21		18,060	18,853,538
Ginnie Mae Mortgage-Backed Securities, Series 2009-63, Class AC, 4.18%, 1/16/38		4,350	4,652,630
			34,073,881
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage-Backed Securities, Series K706, Class C, 4.02%, 11/25/44 (a)(b)		1,520	1,319,647
Interest Only Collateralized Mortgage Obligations — 0.2%
FHLMC Multifamily Structured Pass- Through Certificates (b):
Series K009, Class X1, 1.51%, 8/25/20		44,261	3,754,505

US Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
FHLMC Multifamily Structured Pass - Through Certificates (b) (concluded):
Series K707, Class X1, 1.56%, 12/25/18	USD	23,031	$1,900,157
			5,654,662
Mortgage-Backed Securities — 109.6%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/15/27 - 7/15/42 (l)		130,200	134,840,062
3.09%, 3/01/41 (b)		4,019	4,207,335
3.15%, 3/01/41 (b)		4,894	5,108,948
3.31%, 12/01/40 (b)		7,810	8,230,661
3.50%, 7/01/26 - 7/15/42 (l)		532,678	560,949,466
4.00%, 2/01/25 - 8/15/42 (l)		885,147	944,687,709
4.50%, 2/01/25 - 8/15/42 (c)(l)		498,476	536,109,645
5.03%, 8/01/38 (b)		6,386	6,827,670
5.50%, 12/01/32 - 8/15/42 (l)		155,575	170,063,849
5.57%, 10/01/38 (b)		49	53,100
5.00%, 9/01/33 - 8/15/42 (l)		381,012	412,690,325
6.00%, 2/01/34 - 8/15/42 (j)(l)		260,634	286,921,146
6.50%, 5/01/40		35,750	40,362,303
Freddie Mac Mortgage-Backed Securities:
2.27%, 10/01/36 (b)		62	65,242
2.57%, 2/01/37 (b)		123	131,011
2.66%, 2/01/37 (b)		51	54,285
3.04%, 2/01/41 (b)		5,988	6,269,693
3.50%, 7/15/42 (l)		17,300	18,148,781
4.00%, 7/15/42 (l)		46,300	49,128,643
4.50%, 8/15/42 (l)		139,600	149,055,725
5.00%, 10/01/36 - 7/15/42 (l)		56,013	60,325,922
5.50%, 4/01/38 - 1/01/40 (c)		33,946	36,933,732
Ginnie Mae Mortgage-Backed Securities:
1.75%, 5/20/34 (b)		1,410	1,465,878
3.50%, 7/15/42 (l)		19,600	20,951,874
4.00%, 7/15/42 (l)		43,800	47,799,967
4.50%, 5/20/41 - 7/15/42 (l)		83,354	91,388,250
5.00%, 10/20/39 - 7/15/42 (l)		48,664	53,733,203
			3,646,504,425
Total US Government Sponsored Agency Securities – 112.3%			3,736,474,551

US Treasury Obligations
US Treasury Bonds:
3.13%, 2/15/42		43,064	46,253,406
3.00%, 5/15/42 (c)		60,275	63,128,659
US Treasury Inflation Indexed Bonds:
0.13%, 4/15/17		307	324,016
0.13%, 1/15/22		219	231,249

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	12

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)		Value
US Treasury Inflation Indexed Bonds (concluded):
2.13%, 2/15/41 (c)	USD	15,999	$22,833,474
0.75%, 2/15/42		16,664	17,479,914
US Treasury Notes:
0.25%, 5/31/14 (c)		137,260	137,088,425
0.38%, 6/15/15 (c)		216,125	215,939,349
0.63%, 5/31/17 (c)		14,716	14,648,174
0.75%, 6/30/17		81,490	81,572,794
1.13%, 5/31/19 (c)		74,510	74,626,385
1.00%, 6/30/19		74,140	73,549,178
1.75%, 5/15/22 (c)		141,868	143,020,879
Total US Treasury Obligations – 26.8%			890,695,902
Total Long-Term Investments (Cost – $6,780,876,873) – 206.1%			6,857,574,662

Short-Term Securities	Shares
Money Market Funds — 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (f)(m)		6,451,509	6,451,509

	Par (000)
Borrowed Bond Agreements — 2.3%
Barclays Bank Plc, NY:
0.00%, 12/27/12	EUR	3,430	4,341,101
0.25%, Open		4,421	5,595,116
0.00%, Open		2,700	3,416,909
0.63%, Open		1,799	2,276,418
0.05%, Open		1,602	2,027,406
0.05%, Open		827	1,046,983
0.03%, Open		8,745	11,067,232
0.05%, Open		815	1,031,485
0.05%, Open		2,006	2,538,085
0.15%, Open		9,251	11,706,622
1.25%, Open		2,975	3,764,725
0.02%, Open		5,880	7,412,684
(0.30)%, Open		6,167	7,730,490
BNP Paribas, 0.18%, Open	USD	1,096	1,096,250
Citigroup, 0.00%, Open	EUR	8,180	10,351,910
Credit Suisse, 2.50%, Open		1,558	1,971,173
			77,374,589
Total Short-Term Securities (Cost – $81,755,018) – 2.5%			83,826,098

Options Purchased	Contracts		Value
Exchange-Traded Call Options — 0.1%
Eurodollar 3-Year Mid-Curve Options, Strike Price USD 99.00, Expires 8/10/12		1,939	$218,137
SPDR S&P 500 ETF Trust:
Strike Price USD 134, Expires 7/21/12		2,610	899,145
Strike Price USD 137, Expires 7/21/12		2,254	349,370
			1,466,652
Exchange-Traded Put Options — 0.0%
10-Year US Treasury Note, Strike Price USD 131.00, Expires 7/27/12		1,523	166,578
Euro Stoxx 50 Index:
Strike Price USD 2,125, Expires 7/20/12		55	8,039
Strike Price USD 2,175, Expires 7/20/12		55	13,955
Strike Price USD 2,200, Expires 7/20/12		424	141,119
Strike Price USD 2,225, Expires 7/20/12		44	19,099
			348,790

Over-the-Counter Call Options — 0.0%	Notional Amount (000)
USD Call Option:
Strike Price JPY 85, Expires 8/24/12, Broker Citigroup, Inc.	USD	59,620	58,309
Strike Price JPY 85, Expires 8/24/12, Broker Goldman Sachs Group, Inc.		59,620	58,308
			116,617
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 2.70% and receive a floating rate based on 3-month LIBOR, Expires 07/23/12, Broker Deutsche Bank AG		31,000	25
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 07/27/12, Broker Deutsche Bank AG		17,000	14,161
Pay a fixed rate of 2.15% and receive a floating rate based on 3-month LIBOR, Expires 07/27/12, Broker Deutsche Bank AG		64,800	53,978
Pay a fixed rate of 2.13% and receive a floating rate based on 3-month LIBOR, Expires 03/21/13, Broker Deutsche Bank AG		57,000	88,966

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	13

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 03/20/17, Broker Deutsche Bank AG	USD	20,100	$529,066
			686,196
Over-the-Counter Put Options — 0.0%
CAD Currency:
Strike Price USD 1.01, Expires 7/24/12, Broker Goldman Sachs Group, Inc.		2,489	38,546
Strike Price USD 1.04, Expires 7/24/12, Broker BNP Paribas SA		2,488	7,219
EUR Currency:
Strike Price USD 1.25, Expires 7/09/12, Broker UBS AG		1,702	5,632
Strike Price USD 1.25, Expires 7/11/12, Broker UBS AG		1,700	6,605
Strike Price USD 1.25, Expires 7/25/12, Broker UBS AG		3,350	24,059
GBP Currency:
Strike Price USD 1.55, Expires 7/05/12, Broker Royal Bank of Scotland Group Plc		1,198	833
Strike Price USD 1.59, Expires 7/05/12, Broker BNP Paribas SA		1,198	21,477

	Contracts
10-Year US Treasury Bond, Strike Price USD 148, Expires 7/06/12		252	205,380
S&P 500 Index Fund, Strike Price USD 1,200, Expires 12/21/12,		48,193	563,037
			872,788
Total Options Purchased (Cost – $8,579,851) – 0.1%			3,491,043
Total Investments Before TBA Sale Commitments and Options Written (Cost – $6,871,211,742*) – 208.7%			6,944,891,803

Borrowed Bonds	Par (000)
Belgium Government Bond:
3.25%, 9/28/16	EUR	8,790	(11,787,046)
5.50%, 9/28/17		7,340	(10,800,789)
4.25%, 9/28/21		5,725	(7,926,736)

Borrowed Bonds	Par (000)		Value
France Government Bond OAT:
3.75%, 4/25/17	EUR	7,320	$(10,235,191)
4.25%, 10/25/17		5,050	(7,236,270)
Portugal Obrigacoes do Tesouro OT, 4.20%, 10/15/16		1,700	(1,729,551)
Spain Government Bond:
3.40%, 4/30/14		805	(1,000,431)
4.00%, 7/30/15		3,350	(4,105,626)
4.25%, 10/31/16		6,500	(7,794,058)
4.60%, 7/30/19		3,120	(3,607,693)
4.00%, 4/30/20		1,820	(2,001,304)
4.85%, 10/31/20		2,835	(3,255,685)
US Treasury Bond:
3.13%, 11/15/41	USD	1,000	(1,075,000)
Total Borrowed Bonds (Proceeds – $73,102,131) – (2.2)%			(72,555,380)

TBA Sale Commitments (l)
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/27 - 7/15/42		96,800	(99,902,158)
3.50%, 7/01/27 - 7/15/42		389,400	(409,479,675)
4.00%, 8/01/27 - 8/15/42		800,100	(851,338,016)
4.50%, 8/15/42		482,800	(517,814,351)
5.00%, 8/15/42		340,200	(368,137,531)
5.50%, 8/15/42		91,100	(99,353,761)
6.00%, 8/15/42		196,900	(216,366,037)
6.50%, 7/15/42		5,600	(6,301,750)
Freddie Mac Mortgage-Backed Securities:
4.50%, 7/15/42		69,800	(74,544,222)
5.00%, 7/15/42		3,900	(4,191,891)
Total TBA Sale Commitments (Proceeds – $2,822,787,418) – (79.5)%			(2,647,429,392)

Options Written	Contracts
Exchange-Traded Call Options — (0.0)%
Eurodollar 3-Year Mid-Curve Options, Strike Price USD 99.13, Expires 8/10/12		1,939	(72,712)
Exchange-Traded Put Options — (0.0)%
10-Year US Treasury Note, Strike Price USD 129.50, Expires 7/27/12		1,423	(47,594)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	14

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options — (0.0)%
EUR Currency, Strike Price USD 1.28, Expires 7/31/12, Broker Goldman Sachs Group, Inc.	USD	27,382	$(616,249)
USD Currency:
Strike Price USD 1.01, Expires 7/24/12, Broker BNP Paribas SA		2,488	(38,546)
Strike Price USD 1.04, Expires 7/24/12, Broker Goldman Sachs Group, Inc.		2,488	(7,219)
Strike Price USD 90.00, Expires 8/24/12, Broker Citigroup, Inc..		119,240	(13,355)
Strike Price USD 90.00, Expires 8/24/12, Broker Goldman Sachs Group, Inc.		59,620	(6,678)
			(682,047)
Over-the-Counter Interest Rate Call Swaptions — (0.2)%
Pay a return based on the return of iTraxx - Crossover Index Series 17, Version 1 and receive fixed rate of 5.00%, Expires 7/18/12, Broker JPMorgan Chase & Co.:	EUR	1,850	(7,693)
Pay a return based on the return of iTraxx - Crossover Index Series 17, Version 1 and receive fixed rate of 5.00%, Expires 7/18/12, Broker JPMorgan Chase & Co.:		1,825	(13,231)
Pay a return based on the return of iTraxx - Crossover Index Series 17, Version 1 and receive fixed rate of 5.00%, Expires 7/18/12, Broker JPMorgan Chase & Co.:		3,650	(26,462)
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 6/09/14, Broker Royal Royal Bank of Scotland Group Plc	USD	50,000	(5,471,325)
Pay a fixed rate of 1.25% and receive a floating rate based on 3-month LIBOR, Expires 6/20/14, Broker Barclays Plc		25,400	(223,746)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		8,900	(926,791)
			(6,669,248)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG	USD	17,000	$(1,962)
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, Expires 7/27/12, Broker Deutsche Bank AG		64,800	(7,478)
Receive a fixed rate of 1.55% and pay a floating rate based on 3- month LIBOR, Expires 10/29/12, Broker Morgan Stanley		46,700	(44,244)
Receive a fixed rate of 3.90% and pay a floating rate based on 3- month LIBOR, Expires 6/09/14, Broker Royal Bank of Scotland Group Plc		50,000	(163,110)
Receive a fixed rate of 2.25% and pay a floating rate based on 3- month LIBOR, Expires 6/20/14, Broker Barclays Plc		25,400	(297,205)
Receive a fixed rate of 6.00% and pay a floating rate based on 3- month LIBOR, Expires 3/20/17, Broker Deutsche Bank AG		40,200	(531,754)
Receive a fixed rate of 3.65% and pay a floating rate based on 3- month LIBOR, Expires 3/27/17, Broker JPMorgan Chase & Co.		8,900	(376,004)
			(1,421,757)
Over-the-Counter Put Options — (0.0)%
EUR Currency:
Strike Price USD 1.25, Expires 7/09/12, Broker UBS AG	EUR	1,702	(5,632)
Strike Price USD 1.25, Expires 7/11/12, Broker UBS AG		1,700	(6,605)
GBP Currency:
Strike Price USD 1.55, Expires 7/05/12, Broker BNP Paribas SA	GBP	1,198	(833)
Strike Price USD 1.59, Expires 7/05/12, Broker Royal Bank of Scotland Group Plc		1,198	(21,477)

	Contracts
10-Year US Treasury Bond, Strike Price USD 147.00, Expires 7/06/12		252	(105,682)
			(140,229)
Total Options Written (Premiums Received – $8,860,805) – (0.3%)			(9,033,587)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	15

Schedule of Investments (continued)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written – 126.7%	$4,215,873,444
Liabilities in Excess of Other Assets – (26.7)%	(888,039,307)
Net Assets – 100.0%	$3,327,834,137

*	As of June 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,875,444,618
Gross unrealized appreciation	$106,719,173
Gross unrealized depreciation	(40,368,005)
Net unrealized appreciation	$66,351,168

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Security is perpetual in nature and has no stated maturity date.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	16

Schedule of Investments (continued)	Master Total Return Portfolio

(f)	Investments in companies considered to be an affiliate of the Master Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2011	Par/Shares Purchased	Par/Shares Sold	Par/Shares Held at June 30, 2012	Value at June 30, 2012	Realized Gain	Income

BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.25%, 12/25/2035	$9,098	—	$(419)	$8,679	$8,679	—	$538
BlackRock Liquidity Funds, TempFund, Institutional Class	208,292,969	—	(201,841,460)[1]	6,451,509	$6,451,509	$456	$26,931
iShares JPMorgan USD Emerging Markets Bond Fund	114,500	—	—	114,500	$13,135,440	—	$452,078

[1]	Represents net shares sold.

(g)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Royal Bank of Scotland Group Plc	$5,351,538	$—

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Convertible security.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(l)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(50,652,659)	$34,966
Barclays Plc	$(6,663,359)	$(197,777)
Citigroup, Inc.	$156,484,855	$(163,317)
Credit Suisse Group AG	$188,816,178	$492,896
Deutsche Bank AG	$(31,923,876)	$3,558
Goldman Sachs Group, Inc.	$(310,511,108)	$(944,249)
JPMorgan Chase & Co.	$15,585,055	$228,910
Morgan Stanley	$(51,743,422)	$(141,746)
Nomura Trust and Banking Co., Ltd.	$17,900,227	$(1,193,266)
Royal Bank of Scotland Group Plc	$(85,776,481)	$(623,047)
UBS AG	$8,467,765	$32,773
Wells Fargo & Co.	$53,229,777	$1,276,183

(m)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FKA	Formerly Known As
GBP	British Pound
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
SPDR	Standard and Poor’s Depositary Receipts
TBA	To Be Announced
USD	US Dollar

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	17

Schedule of Investments (continued)	Master Total Return Portfolio

•	Reverse repurchase agreements outstanding as of June 30, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount
Bank of America Corp.	0.17%	6/29/12	7/02/12	$137,091,014	$137,088,425
BNP Paribas SA	0.01%	6/29/12	7/02/12	63,665,539	63,665,469
BNP Paribas SA	(0.08)%	6/29/12	7/02/12	17,467,652	17,467,808
Citigroup, Inc.	0.34%	6/12/12	7/12/12	182,020,446	181,967,170
Credit Suisse Group AG	(0.25)%	6/28/12	Open	3,339,687	3,339,756
Credit Suisse Group AG	0.01%	6/29/12	7/02/12	73,951,257	73,951,175
Credit Suisse Group AG	(0.09)%	6/29/12	7/02/12	148,048,756	148,050,236
Deutsche Bank AG	0.21%	3/20/12	Open	18,911,607	18,900,250
Deutsche Bank AG	0.23%	5/14/12	Open	22,105,686	22,098,909
Deutsche Bank AG	0.35%	6/13/12	7/12/12	5,263,916	5,262,381
Deutsche Bank AG	0.20%	6/29/12	7/02/12	134,834,246	134,831,250
UBS AG	(0.25)%	2/01/12	Open	1,102,518	1,103,675
UBS AG	(2.50)%	6/26/12	Open	3,753,121	3,754,425
Total				$811,555,445	$811,480,929

•	Financial futures contracts purchased as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
336	10-Year Australian Treasury Bond	Australian Securities Exchange	September 2012	AUD	43,153,807	$(289,086)
776	2-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	170,865,500	(66,253)
273	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	33,843,469	(59,061)
468	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	69,249,375	(327,901)
97	CBOE Vix Future	Chicago Board Options Exchange	November 2012	USD	2,468,650	(193,368)
109	Euro BOBL	Eurex	September 2012	EUR	17,365,193	21,113
Total						$(914,556)

•	Financial futures contracts sold as of June 30, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
126	CBOE Vix Future	Chicago Board Options Exchange	July 2012	USD	2,463,300	$201,235
61	Euro BUXL	Eurex	September 2012	EUR	10,107,972	(89,992)
586	Euro-Bund	Eurex	September 2012	EUR	104,488,979	1,099,593
6	Euro-Schatz	Eurex	September 2012	EUR	838,988	1,054
1,103	3-Year Australian Treasury Bond	Australian Securities Exchange	September 2012	AUD	124,622,710	499,220
43	Australian Dollar Future	Chicago Mercantile	September 2012	USD	4,372,670	(2,595)
1,042	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	138,976,750	333,083
579	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2012	USD	96,602,531	331,357
126	S&P 500 E-Mini Index Future	Chicago Mercantile	September 2012	USD	8,545,320	(112,277)
115	Long Gilt Bond	London Financial Futures	September 2012	GBP	21,452,589	(110,049)
685	90-Day Australia Bank Bill	Australian Securities Exchange	December 2012	AUD	695,880,944	179,236
572	3-Month Canada Bankers Acceptance	Montreal Exchange	June 2013	CAD	138,716,040	(609,844)
Total						$1,720,021

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	18

Schedule of Investments (continued)	Master Total Return Portfolio

•	Foreign currency exchange contracts as of June 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	12,449,000	USD	15,788,058	Credit Suisse Group AG	7/02/12	$(33,859)
CAD	1,521,152	USD	1,491,325	BNP Paribas SA	7/03/12	2,783
USD	1,491,325	CAD	1,519,869	Citigroup, Inc.	7/03/12	(1,523)
EUR	10,577,232	CHF	12,702,515	Goldman Sachs Group, Inc.	7/05/12	6,608
CHF	12,704,726	EUR	10,577,232	Royal Bank of Scotland Group Plc	7/05/12	(107)
USD	20,015,000	AUD	19,985,521	Citigroup, Inc.	7/09/12	(433,545)
AUD	19,567,415	USD	20,015,000	Citigroup, Inc.	7/09/12	5,752
CAD	39,118,294	USD	37,815,000	Citigroup, Inc.	7/09/12	566,991
USD	37,815,000	CAD	38,521,422	Citigroup, Inc.	7/09/12	18,646
EUR	13,010,000	CHF	15,624,542	Citigroup, Inc.	7/11/12	6,156
EUR	13,010,000	CHF	15,623,072	UBS AG	7/11/12	7,706
CHF	31,233,107	EUR	26,020,000	UBS AG	7/11/12	(29,159)
CHF	10,644,866	EUR	8,863,778	Royal Bank of Scotland Group Plc	7/16/12	(3,563)
EUR	8,863,778	CHF	10,639,636	UBS AG	7/16/12	9,079
USD	241,931	CHF	230,000	Citigroup, Inc.	7/18/12	(641)
USD	797,143	GBP	493,000	Credit Suisse Group AG	7/18/12	23,875
USD	2,022,738	CHF	1,850,000	Deutsche Bank AG	7/18/12	71,613
USD	50,012,700	GBP	31,340,500	Goldman Sachs Group, Inc.	7/18/12	855,342
USD	6,376,042	GBP	4,069,000	Royal Bank of Scotland Group Plc	7/18/12	(6,157)
USD	1,318,603	CHF	1,232,000	UBS AG	7/18/12	19,260
USD	1,031,736	CHF	987,000	UBS AG	7/18/12	(9,215)
USD	3,084,331	GBP	1,900,000	UBS AG	7/18/12	104,194
USD	535,054	GBP	330,000	UBS AG	7/18/12	17,451
USD	3,153,864	GBP	1,949,500	UBS AG	7/18/12	96,087
USD	3,329,339	EUR	2,663,000	BNP Paribas SA	7/25/12	(44,734)
USD	7,394,977	EUR	5,930,000	BNP Paribas SA	7/25/12	(118,448)
EUR	7,000,000	USD	9,268,000	Citigroup, Inc.	7/25/12	(398,865)
USD	5,700,718	EUR	4,334,000	Citigroup, Inc.	7/25/12	209,457
USD	291,110	EUR	223,000	Citigroup, Inc.	7/25/12	8,564
USD	1,420,680	EUR	1,106,000	Citigroup, Inc.	7/25/12	19,357
USD	54,629	EUR	42,500	Citigroup, Inc.	7/25/12	781
USD	4,501,993	EUR	3,552,000	Citigroup, Inc.	7/25/12	1,540
USD	25,149,827	EUR	20,294,000	Citigroup, Inc.	7/25/12	(563,064)
EUR	30,487,000	USD	38,339,018	Citigroup, Inc.	7/25/12	288,600
USD	15,790,722	EUR	12,449,000	Credit Suisse Group AG	7/25/12	17,599
USD	95,359,619	EUR	72,854,500	HSBC Holdings Plc	7/25/12	3,051,560
USD	5,296,596	EUR	4,000,000	Royal Bank of Scotland Group Plc	7/25/12	228,519
USD	40,850,871	EUR	31,609,000	Royal Bank of Scotland Group Plc	7/25/12	801,657
USD	317,293	EUR	247,000	UBS AG	7/25/12	4,339
USD	636,902	EUR	500,000	Royal Bank of Scotland Group Plc	7/25/12	3,392
USD	10,028,752	EUR	7,874,000	Royal Bank of Scotland Group Plc	7/25/12	52,241
USD	4,332,579	EUR	3,390,000	Royal Bank of Scotland Group Plc	7/25/12	37,384
USD	9,721,115	EUR	7,727,000	Royal Bank of Scotland Group Plc	7/25/12	(69,144)
EUR	30,683,000	USD	38,505,263	UBS AG	7/25/12	370,691
USD	95,695	EUR	76,000	UBS AG	7/25/12	(599)
USD	16,809,964	EUR	13,480,000	Citigroup, Inc.	7/31/12	(270,265)
USD	8,282,421	EUR	6,520,000	Citigroup, Inc.	7/31/12	21,064
USD	21,496,914	EUR	17,195,000	Deutsche Bank AG	7/31/12	(290,515)
USD	16,495,729	AUD	16,420,000	UBS AG	7/31/12	(269,740)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	19

Schedule of Investments (continued)	Master Total Return Portfolio

•	Foreign currency exchange contracts as of June 30, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,196,262	EUR	8,985,000	UBS AG	7/31/12	$(188,445)
USD	8,940,000	JPY	709,646,472	Citigroup, Inc.	8/28/12	42,530
USD	7,973,897	CNY	51,320,000	Standard Chartered Plc	6/07/13	(48,157)
USD	7,987,549	CNY	51,320,000	Standard Chartered Plc	6/07/13	(34,505)
Total						$4,156,568

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Banco Santander SA	3.00%	Deutsche Bank AG	6/20/15	EUR	300	$9,577
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	3,100	20,010
Ireland Government Bond	1.00%	Citigroup, Inc.	12/20/16	USD	4,000	(148,990)
Valero Energy Corp.	1.00%	Credit Suisse Group AG	12/20/16	USD	5,000	(115,726)
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	12/20/16	EUR	750	35,767
Transocean Worldwide, Inc.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	5,750	(90,874)
Ireland Government Bond	1.00%	Citigroup, Inc.	3/20/17	USD	2,000	(7,264)
Ireland Government Bond	1.00%	Goldman Sachs Group, Inc.	3/20/17	USD	11,000	(351,530)
Banca Monte dei Paschi di Siena SpA	5.00%	JPMorgan Chase & Co.	3/20/17	EUR	3,800	355,515
Sara Lee Corp.	1.00%	JPMorgan Chase & Co.	3/20/17	USD	4,216	334
Banco Santander SA	3.00%	Barclays Plc	6/20/17	EUR	850	17,364
Telekom Austria AG	1.00%	Barclays Plc	6/20/17	EUR	1,900	(4,703)
Banco Bilbao Vizcaya Argentaria SA	1.00%	BNP Paribas SA	6/20/17	EUR	5,000	145,690
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas SA	6/20/17	EUR	80	6,327
Banco de Sabadell SA	5.00%	BNP Paribas SA	6/20/17	EUR	720	71,141
Banco Santander SA	3.00%	BNP Paribas SA	6/20/17	EUR	100	(1,311)
Caixa Bank SA	3.00%	BNP Paribas SA	6/20/17	EUR	540	35,802
Caixa Bank SA	3.00%	BNP Paribas SA	6/20/17	EUR	720	49,805
Peugeot SA	1.00%	BNP Paribas SA	6/20/17	EUR	6,000	471,667
PostNL NV	1.00%	BNP Paribas SA	6/20/17	EUR	2,950	203,611
Compagne de Saint- Gobain	1.00%	BNP Paribas SA	6/20/17	EUR	2,555	71,382
UPM-Kymmene Oyj	5.00%	BNP Paribas SA	6/20/17	EUR	1,770	(25,885)
BNP Paribas SA	1.00%	Citigroup, Inc.	6/20/17	EUR	2,360	(27,908)
Portugal Government Bond	1.00%	Citigroup, Inc.	6/20/17	USD	6,000	(492,023)
Banco Santander SA	3.00%	Credit Suisse Group AG	6/20/17	EUR	300	2,600
Banco Santander SA	3.00%	Deutsche Bank AG	6/20/17	EUR	700	(3,566)
Banco Santander SA	3.00%	Deutsche Bank AG	6/20/17	EUR	700	(5,766)
Telekom Austria AG	1.00%	Deutsche Bank AG	6/20/17	EUR	3,710	8,429
Banco Bilbao Vizcaya Argentaria SA	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	2,354	(26,344)
Banco Bilbao Vizcaya Argentaria SA	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	385	(4,306)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	20

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues - buy protection outstanding as of June 30, 2012 were as follows (concluded):

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentaria SA	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	120	$(1,499)
Banco Bilbao Vizcaya Argentaria SA	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	736	(9,170)
Banco Bilbao Vizcaya Argentaria SA	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	2,739	(30,651)
France Government Bond	0.25%	JPMorgan Chase & Co.	6/20/17	USD	9,260	(46,212)
Société Générale SA	3.00%	JPMorgan Chase & Co.	6/20/17	EUR	2,360	(58,742)
Telenor ASA	1.00%	JPMorgan Chase & Co.	6/20/17	EUR	2,000	(10,565)
AXA SA	1.00%	Morgan Stanley	6/20/17	EUR	2,360	69,748
Peugeot SA	1.00%	Morgan Stanley	6/20/17	EUR	1,000	112,117
Svenska Cellulosa AB	1.00%	Morgan Stanley	6/20/17	EUR	2,565	15,860
Banco Santander SA	3.00%	UBS AG	6/20/17	EUR	300	(879)
Spain Government Bond	1.00%	Barclays Plc	9/20/17	USD	2,300	(39,231)
Spain Government Bond	1.00%	Barclays Plc	9/20/17	USD	2,300	(54,519)
Akzo Nobel NV	1.00%	BNP Paribas SA	9/20/17	EUR	1,550	(8,541)
Barclays Plc	1.00%	BNP Paribas SA	9/20/17	EUR	910	2,304
Barclays Plc	1.00%	BNP Paribas SA	9/20/17	EUR	2,000	5,063
Royal Bank of Scotland Group Plc	5.00%	BNP Paribas SA	9/20/17	EUR	1,680	(11,502)
Valeo SA	1.00%	BNP Paribas SA	9/20/17	EUR	3,380	(19,607)
Veolia Environnement SA	1.00%	BNP Paribas SA	9/20/17	EUR	1,500	(11,219)
Banco Bilbao Vizcaya Argentaria SA	3.00%	Citigroup, Inc.	9/20/17	EUR	1,010	(13,706)
UBS AG	1.00%	Citigroup, Inc.	9/20/17	EUR	1,770	(4,662)
Wolters Kluwer NV	1.00%	Citigroup, Inc.	9/20/17	EUR	2,000	(6,556)
Henkel AG & Co. KGaA	1.00%	Credit Suisse Group AG	9/20/17	EUR	1,950	(8,460)
Diageo Plc	1.00%	Deutsche Bank AG	9/20/17	EUR	3,650	(25,245)
Royal Bank of Scotland Group Plc	3.00%	Deutsche Bank AG	9/20/17	EUR	2,200	(31,240)
Bertelsmann AG	1.00%	Goldman Sachs Group, Inc.	9/20/17	EUR	4,000	(6,735)
Clariant AG	1.00%	Goldman Sachs Group, Inc.	9/20/17	EUR	2,000	11,267
Clariant AG	1.00%	JPMorgan Chase & Co.	9/20/17	EUR	2,380	22,667
Deutsche Bank AG	1.00%	JPMorgan Chase & Co.	9/20/17	EUR	2,910	(26,547)
Royal Bank of Scotland Group Plc	5.00%	JPMorgan Chase & Co.	9/20/17	EUR	1,000	(6,882)
WPP 2005 Ltd.	1.00%	UBS AG	9/20/17	EUR	2,000	(2,971)
Total						$2,510

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	360	$(14,266)
Hellenic Telecommunications Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	540	28,118

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	21

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows (continued):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Citigroup, Inc.	6/20/13	B-	EUR	335	$2,328
Hellenic Telecommunications Organization SA	5.00%	JPMorgan Chase & Co.	6/20/13	B-	EUR	900	(156,142)
Hellenic Telecommunications Organization SA	5.00%	JPMorgan Chase & Co.	6/20/13	B-	EUR	900	759
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B+	USD	1,850	114,524
Banca Monte dei Paschi di Siena SpA	3.00%	BNP Paribas SA	9/20/16	BBB	EUR	2,000	(340,207)
Landesbank Hessen- Thüeringen	1.00%	BNP Paribas SA	9/20/16	A	EUR	1,200	17,792
Banca Monte dei Paschi di Siena SpA	5.00%	Deutsche Bank AG	9/20/16	BBB	EUR	750	(143,080)
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	3,680	32,698
Banca Monte dei Paschi di Siena SpA	3.00%	JPMorgan Chase & Co.	9/20/16	BBB	EUR	2,200	(512,924)
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	4,580	34,413
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	2,770	8
Italy Government Bond	1.00%	Citigroup, Inc.	12/20/16	BBB+	USD	4,000	(10,985)
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	3,060	(10,070)
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	2,880	6,314
MetLife, Inc.	1.00%	Citigroup, Inc.	3/20/17	A-	USD	2,380	(41,227)
Energy Transfer Partners LP	1.00%	Credit Suisse Group AG	3/20/17	BBB-	USD	5,000	41,654
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	4,930	(85,399)
Unity Media plc	5.00%	Barclays Plc	6/20/17	Not Rated	EUR	1,160	47,876
Banco Bilbao Vizcaya Argentaria SA	3.00%	BNP Paribas SA	6/20/17	BBB+	EUR	80	13,478
Stora Enso Oyj	5.00%	BNP Paribas SA	6/20/17	BB	EUR	1,770	29,183
SunTrust Communications Holdings	5.00%	Citigroup, Inc.	6/20/17	BBB	EUR	1,160	24,881
Virgin Media Finance Plc	5.00%	Citigroup, Inc.	6/20/17	BB	EUR	1,160	45,524
Virgin Media Finance Plc	5.00%	Citigroup, Inc.	6/20/17	BB	EUR	1,170	16,669
Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	11,580	(36,555)
Netherlands Government Bond	0.25%	Credit Suisse Group AG	6/20/17	AAA	USD	3,635	29,515
Belgium Government Bond	1.00%	JPMorgan Chase & Co.	6/20/17	AA	USD	4,630	32,009
Anadarko Petroleum Corp.	1.00%	Morgan Stanley	6/20/17	BBB-	USD	8,700	18,206
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD	2,931	3,505
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA	1.00%	Barclays Plc	9/20/17	AA	EUR	3,590	(9,889)
France Telecom SA	1.00%	Barclays Plc	9/20/17	A-	EUR	2,450	1,644
Gas Natural SDG SA	1.00%	Barclays Plc	9/20/17	BBB	EUR	800	(16,926)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	22

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of June 30, 2012 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Gas Natural SDG SA	1.00%	Barclays Plc	9/20/17	BBB	EUR	750	$7,341
Iberdrola SA	1.00%	Barclays Plc	9/20/17	BBB+	EUR	750	7,467
Iberdrola SA	1.00%	Barclays Plc	9/20/17	BBB+	EUR	800	(13,441)
Repsol International Finance BV	1.00%	Barclays Plc	9/20/17	BBB-	EUR	800	(9,216)
Repsol YPF SA	1.00%	Barclays Plc	9/20/17	BBB-	EUR	750	5,985
Alstom SA	1.00%	BNP Paribas SA	9/20/17	BBB	EUR	2,360	3,051
Anheuser-Busch InBev NV	1.00%	BNP Paribas SA	9/20/17	A	EUR	840	379
Credit Suisse Group AG	1.00%	BNP Paribas SA	9/20/17	A	EUR	4,000	(1,058)
Lloyds TSB Bank Plc	5.00%	BNP Paribas SA	9/20/17	A	EUR	1,680	25,077
Anheuser-Busch InBev NV	1.00%	Citigroup, Inc.	9/20/17	A	EUR	1,620	4,705
Vodafone Group Plc	1.00%	Citigroup, Inc.	9/20/17	A-	EUR	910	(3,977)
Deutsche Telekom AG	1.00%	Deutsche Bank AG	9/20/17	BBB+	EUR	550	2,658
E.ON AG	1.00%	Deutsche Bank AG	9/20/17	A-	EUR	3,250	(2,880)
Lloyds TSB Bank Plc	3.00%	Deutsche Bank AG	9/20/17	A	EUR	2,200	25,197
Lloyds TSB Bank Plc	5.00%	Deutsche Bank AG	9/20/17	A	EUR	1,000	20,037
Alstom SA	1.00%	Goldman Sachs Group, Inc.	9/20/17	BBB	EUR	1,020	3,973
Anheuser-Busch InBev NV	1.00%	Goldman Sachs Group, Inc.	9/20/17	A	EUR	900	(686)
Tesco Plc	1.00%	Goldman Sachs Group, Inc.	9/20/17	A-	EUR	3,500	(2,936)
Anheuser-Busch InBev NV	1.00%	JPMorgan Chase & Co.	9/20/17	A	EUR	3,250	9,407
Netherlands Government Bond	0.25%	JPMorgan Chase & Co.	9/20/17	AAA	USD	4,630	(2,405)
Finmeccanica SpA	5.00%	UBS AG	9/20/17	BBB-	EUR	1,000	8,306
Total							$(749,588)

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2012 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx - Europe Sub Financial Index Series 9	5.00%	JPMorgan Chase & Co.	6/20/15	EUR	5,915	$776,314
Dow Jones CDX Emerging Markets Series 14, Version 1	5.00%	Morgan Stanley	12/20/15	USD	10,740	83,440
Dow Jones CDX North America Investment Grade Index Series 16, Version 1	1.00%	Credit Suisse Group AG	6/20/16	USD	3,960	(41,641)
iTraxx - Crossover Index Series 15, Version 1	5.00%	Credit Suisse Group AG	6/20/16	EUR	2,950	213,034
Dow Jones CDX North America Investment Grade Index Series 16, Version 1	1.00%	JPMorgan Chase & Co.	6/20/16	USD	223	(1,926)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	23

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of June 30, 2012 were as follows (concluded):

Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
iTraxx - Crossover Index Series 15, Version 1	5.00%	UBS AG	6/20/16	EUR	605	$29,271
iTraxx - Crossover Index Series 16, Version 1	5.00%	Barclays Plc	12/20/16	EUR	2,364	(128,904)
Dow Jones CDX North America Investment Grade Index Series 17, Version 1	1.00%	Morgan Stanley	12/20/16	USD	39,910	(337,870)
iTraxx - Crossover Index Series 17, Version 1	5.00%	Citigroup, Inc.	6/20/17	EUR	3,580	16,371
iTraxx - Crossover Index Series 17, Version 1	5.00%	Citigroup, Inc.	6/20/17	EUR	3,630	(93,959)
Dow Jones CDX North America Investment Grade Index Series 18, Version 1	1.00%	Credit Suisse Group AG	6/20/17	USD	103,800	643,075
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	Deutsche Bank AG	6/20/17	EUR	7,260	(10,677)
iTraxx - Crossover Index Series 17, Version 1	5.00%	JPMorgan Chase & Co.	6/20/17	EUR	1,820	(31,938)
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	JPMorgan Chase & Co.	6/20/17	EUR	7,300	(59,170)
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	JPMorgan Chase & Co.	6/20/17	EUR	10,015	(146,832)
Dow Jones CDX North America High Yield Index Series 18, Version 1	5.00%	Morgan Stanley	6/20/17	USD	30,690	82,241
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	Morgan Stanley	6/20/17	EUR	10,015	(154,257)
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	UBS AG	6/20/17	EUR	24,470	726,489
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	UBS AG	6/20/17	EUR	4,540	(9,215)
MCDX North America Series 16, Version 1	1.00%	Morgan Stanley	6/20/21	USD	20,680	668,838
Total						$2,222,684

•	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx - Europe Sub Financial Index Series 9	5.00%	JPMorgan Chase & Co.	6/20/13	A-	EUR	4,730	$(434,062)
iTraxx - Europe Sub Financial Index Series 9	5.00%	Morgan Stanley	6/20/13	A-	EUR	1,185	96,886

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	24

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows (continued):

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
iTraxx - Europe Sub Financial Index Series 9	5.00%	UBS AG	6/20/13	A-	EUR	1,775	$172,565
iTraxx - Crossover Index Series 16, Version 1	5.00%	JPMorgan Chase & Co.	12/20/16	A-	EUR	1,970	10,896
iTraxx - Crossover Index Series 16, Version 1	5.00%	JPMorgan Chase & Co.	12/20/16	A-	EUR	394	1,930
Dow Jones CDX North America Investment Grade Index Series 18, Version 1	1.00%	Citigroup, Inc.	6/20/17	A-	USD	103,800	(747,253)
iTraxx - Crossover Index Series 17, Version 1	5.00%	Citigroup, Inc.	6/20/17	BB-	EUR	3,630	98,320
iTraxx - Crossover Index Series 17, Version 1	5.00%	Citigroup, Inc.	6/20/17	BB-	EUR	3,650	88,472
iTraxx - Crossover Index Series 17, Version 1	5.00%	Citigroup, Inc.	6/20/17	BB-	EUR	3,650	11,991
iTraxx - Crossover Index Series 17, Version 1	5.00%	Citigroup, Inc.	6/20/17	BB-	EUR	3,665	25,639
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	Citigroup, Inc.	6/20/17	A-	EUR	11,800	85,756
Dow Jones CDX North America High Yield Index Series 18, Version 2	5.00%	Deutsche Bank AG	6/20/17	B+	USD	9,078	106,824
iTraxx - Crossover Index Series 17, Version 1	5.00%	Deutsche Bank AG	6/20/17	BB-	EUR	3,540	68,757
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	Deutsche Bank AG	6/20/17	A-	EUR	7,080	(39,484)
Dow Jones CDX North America High Yield Index Series 18, Version 2	5.00%	Morgan Stanley	6/20/17	B+	USD	18,157	89,502
Dow Jones CDX North America High Yield Index Series 18, Version 2	5.00%	Morgan Stanley	6/20/17	B+	USD	9,078	129,397
iTraxx - Europe Sub Financial Index Series 17, Version 1	1.00%	Morgan Stanley	6/20/17	A-	EUR	3,320	35,921
MCDX North America Series 14	0.00%	Goldman Sachs Group, Inc.	6/20/20	AA	USD	10,340	(248,419)
Markit CMBX North America AM Index Series 2	0.50%	Deutsche Bank AG	3/15/49	A-	USD	4,830	93,778

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	25

Schedule of Investments (continued)	Master Total Return Portfolio

•	Credit default swaps on traded indexes - sold protection outstanding as of June 30, 2012 were as follows (concluded):

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley	12/13/49	A+	USD	5,430	$205,888
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley	2/17/51	A	USD	5,430	165,766
Total							$19,070

[1]	Using S&P’s rating of the underlying securities.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of June 30, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.69%[3]	3-month LIBOR	Barclays Plc	9/07/12	USD	210,000	$(70,299)
1.26%[3]	3-month LIBOR	Deutsche Bank AG	12/24/13	USD	48,400	(519,675)
1.72%[3]	3-month LIBOR	Deutsche Bank AG	5/03/14	CAD	86,000	(373,920)
1.72%[3]	3-month LIBOR	Morgan Stanley	5/03/14	CAD	86,000	(373,920)
0.54%[4]	3-month LIBOR	Bank of America Corp.	6/26/14	USD	15,400	(3,085)
0.54%[4]	3-month LIBOR	Barclays Plc	6/26/14	USD	122,800	(23,878)
0.56%[4]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	63,400	7,056
0.55%[3]	3-month LIBOR	Credit Suisse Group AG	7/03/14	USD	135,600	—
1.26%[4]	6-month EURIBOR	Deutsche Bank AG	2/14/15	EUR	1,900	20,762
2.46%[3]	3-month LIBOR	Deutsche Bank AG	4/04/16	USD	3,800	(242,000)
1.39%[3]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	52,000	(1,142,098)
1.39%[3]	3-month LIBOR	Deutsche Bank AG	3/19/17	USD	120,600	(2,648,790)
1.36%[4]	3-month LIBOR	Deutsche Bank AG	3/26/17	USD	4,000	80,986
1.11%[3]	3-month LIBOR	Deutsche Bank AG	5/24/17	USD	31,000	(231,989)
2.04%[4]	6-month EURIBOR	Deutsche Bank AG	10/06/17	EUR	24,245	1,035,024
2.38%[3]	3-month LIBOR	Morgan Stanley	11/17/17	USD	300	(20,956)
1.74%[4]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	5,100	130,485
1.74%[4]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	22,700	580,786
2.88%[4]	6-month EURIBOR	Deutsche Bank AG	7/21/18	EUR	2,250	222,554
3.51%[3]	3-month LIBOR	BNP Paribas SA	5/20/20	USD	400	(60,578)
3.27%[3]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(1,299,449)
2.10%[3]	3-month LIBOR	Morgan Stanley	1/05/22	USD	2,500	(84,342)
2.34%[4]	3-month LIBOR	Deutsche Bank AG	3/19/22	USD	32,800	1,759,811
2.36%[3]	3-month LIBOR	Citigroup, Inc.	3/26/22	USD	1,800	(100,126)
2.22%[4]	3-month LIBOR	Deutsche Bank AG	4/03/22	USD	3,000	127,552
2.08%[4]	3-month LIBOR	Deutsche Bank AG	4/18/22	USD	7,900	234,786
4.03%[3]	3-month LIBOR	UBS AG	4/18/22	USD	44,000	(7,609,364)
1.98%[4]	3-month LIBOR	Deutsche Bank AG	5/10/22	USD	700	13,854
1.95%[4]	3-month LIBOR	Citigroup, Inc.	5/18/22	USD	22,000	355,603
2.82%[3]	3-month LIBOR	Deutsche Bank AG	5/18/22	CAD	18,000	12,155
2.86%[3]	3-month LIBOR	Morgan Stanley	5/23/22	CAD	17,900	(11,776)
1.72%[4]	3-month LIBOR	Deutsche Bank AG	6/07/22	USD	5,700	(28,948)
1.76%[3]	3-month LIBOR	Citigroup, Inc.	6/25/22	USD	14,900	27,175
1.72%[3]	3-month LIBOR	Deutsche Bank AG	7/02/22	USD	14,900	96,831
1.72%[4]	3-month LIBOR	Deutsche Bank AG	7/02/22	USD	11,000	(70,765)
Total						$(10,210,538)

[3]	Master Portfolio pays a fixed rate and receives floating rate.

[4]	Master Portfolio pays a floating rate and receives fixed rate.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	26

Schedule of Investments (continued)	Master Total Return Portfolio

•	Total return swaps outstanding as of June 30, 2012 were as follows:

Reference Entity	Master Portfolio Pays/Receives the Total Return of the Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Gross Return on the Markit IOS 5.00%, 30-year, fixed rate Fannie Mae residential mortgage-backed securities pool	Receives	1-month LIBOR	JPMorgan Chase & Co.	1/12/41	$11,141	$(3,606)
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[3]	Bank of America Corp.	10/06/21	$19,240	(400,821)
Total						$(404,427)

[3]	Net payment made at termination.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	27

Schedule of Investments (continued)	Master Total Return Portfolio

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$245,821,588	$38,829,387	$284,650,975
Corporate Bonds	—	1,177,573,720	17,796,000	1,195,369,720
Floating Rate Loan Interests	—	77,227,416	18,110,830	95,338,246
Foreign Agency Obligations	—	144,964,612	—	144,964,612
Investment Companies	$13,135,440	—	—	13,135,440
Non-Agency Mortgage-Backed Securities	—	423,895,586	20,739,498	444,635,084
Preferred Securities	4,468,066	36,637,467	—	41,105,533
Taxable Municipal Bonds	—	11,204,599	—	11,204,599
US Government Sponsored Agency Securities	—	3,736,474,551	—	3,736,474,551
US Treasury Obligations	—	890,695,902	—	890,695,902
Short-Term Securities Money Market Fund	6,451,509	—	—	6,451,509
Borrowed Bond Agreements	—	77,374,589	—	77,374,589
Liabilities:
Investments:
Borrowed Bonds	—	(72,555,380)	—	(72,555,380)
TBA Sale Commitments	—	(2,647,429,392)	—	(2,647,429,392)
Total	$24,055,015	$4,101,885,258	$95,475,715	$4,221,415,988

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$7,136,087	—	$7,136,087
Equity contracts	$1,430,727	563,037	—	1,993,764
Foreign currency transactions	—	7,191,806	—	7,191,806
Interest rate contracts	3,255,987	5,391,617	—	8,647,604
Liabilities:
Credit contracts	—	(5,392,992)	$(248,419)	(5,641,411)
Equity contracts	(112,277)	—	—	(112,277)
Foreign currency transactions	—	(3,530,844)	—	(3,530,844)
Interest rate contracts	(1,974,137)	(23,006,965)	—	(24,981,102)
Other contracts	—	(404,427)	—	(404,427)
Total	$2,600,300	$(12,052,681)	$(248,419)	$(9,700,800)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Master Portfolio’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of June 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$475,302	—	—	$475,302
Cash pledged as collateral for financial futures contracts	2,569,000	—	—	2,569,000
Cash pledged as collateral for swaps	9,374,000	—	—	9,374,000
Liabilities:
Cash received as collateral for swaps	—	$(9,800,000)	—	(9,800,000)
Reverse repurchase agreements	—	(811,480,929)	—	(811,480,929)
Total	$12,418,302	$(821,280,929)	—	$(808,862,627)

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012.

Certain of the Master Portfolio’s investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	28

Schedule of Investments (concluded)	Master Total Return Portfolio

•	The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening balance, as of September 30, 2011	$43,570,827	—	$27,890,171	$11,648,206	$83,109,204
Transfers into Level 3[1]	—	—	—	—	—
Transfers out of Level 3[2]	(29,938,195)	—	—	(3,892,420)	(33,830,615)
Accrued discounts/premiums	6,237	$(387)	37,186	30,010	73,046
Net realized gain (loss)	199,863	—	112,930	127,451	440,244
Net change in unrealized appreciation/depreciation[3]	21,072	(4,898)	(77,112)	(26,154)	(87,092)
Purchases	34,749,158	17,801,285	218,750	20,095,613	72,864,806
Sales	(9,779,575)	—	(10,071,095)	(7,243,208)	(27,093,878)
Closing balance, as of June 30, 2012	$38,829,387	$17,796,000	$18,110,830	$20,739,498	$95,475,715

[1]	Transfers into Level 3 represent the values as of the beginning of the reporting period.

[2]

As of September 30, 2011, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of June 30, 2012, The Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $33,830,615 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of June 30, 2012 was $(88,890).

•	The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening balance, as of September 30, 2011	$(440,436)
Transfers into Level 3[1]	—
Transfers out of Level 3[4]	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[5]	192,017
Purchases	—
Issues[6]	—
Sales	—
Settlements[7]	—
Closing balance, as of June 30, 2012	$(248,419)

[4]	Transfers out of Level 3 represent the values as of the beginning of the reporting period.

[5]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of June 30, 2012 was $165,622.

[6]	Issues represent upfront cash received on certain derivative financial instruments.

[7]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Master Portfolio had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2012	29

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: August 24, 2012